SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2011
SHARE-BASED COMPENSATION
16.	SHARE-BASED COMPENSATION

The Group adopted a share incentive plan in 2006 (“2006 Share Incentive Plan”) to attract and retain the best available personnel for positions of substantial responsibility, to provide additional incentives to employees, Directors and consultants and to promote the success of its business. Under the 2006 Share Incentive Plan, the Group may grant either options to purchase the Company’s ordinary shares or restricted shares (Note: The restricted shares, as named in respective grant documents, are accounted for as nonvested shares). The plan administrator would determine the exercise price of an option and set forth the price in the award agreement. The exercise price may be a fixed or variable price related to the fair market value of the Company’s ordinary shares. If the Group grants an incentive share option to an employee who, at the time of that grant, owns shares representing more than 10% of the voting power of all classes of the Company’s share capital, the exercise price cannot be less than 110% of the fair market value of the Company’s ordinary shares on the date of that grant. The term of an award shall not exceed 10 years from the date of the grant. The maximum aggregate number of shares which may be issued pursuant to all awards under the 2006 Share Incentive Plan (including shares issuable upon exercise of options) is 100,000,000 over 10 years, with a maximum of 50,000,000 over the first five years, which the Board of Directors of the Company approved the removal of the maximum limit of 50,000,000 shares issued over the first five years and the shareholders of the Company approved this removal at the general meeting held in May 2009. The new share incentive plan (“2011 Share Incentive Plan”) as described below was effective immediately after the listing of the Company’s ordinary shares on the Main Board of SEHK on December 7, 2011 and no further awards may be granted under the 2006 Share Incentive Plan on or after such date as all subsequent awards will be issued under the 2011 Share Incentive Plan. As of December 31, 2011 and 2010, nil and 63,347,487 shares out of 100,000,000 shares remained available for the grant of share options or restricted shares under the 2006 Share Incentive Plan.

On October 6, 2011, the Group adopted the 2011 Share Incentive Plan to promote the success and enhance the value of the Company by linking personal interests of the members of the Board, employees and consultants to those of the shareholders and by providing such individuals with incentive for outstanding performance to generate superior returns to the shareholders and such adoption was conditional upon the listing of the Company’s ordinary shares on the Main Board of SEHK on December 7, 2011. Under the 2011 Share Incentive Plan, the Group may grant various share based awards, including but not limited to, options to purchase the Company’s ordinary shares, share appreciation rights, restricted shares, etc. The term of such awards shall not exceed 10 years from the date of the grant. The maximum aggregate number of shares which may be issued pursuant to all awards under the 2011 Share Incentive Plan is 100,000,000 over 10 years, which could be raised up to 10% of the issued share capital upon shareholders’ approval. As of December 31, 2011, 100,000,000 shares remain available for the grant of various share based awards as no award had been granted or agreed to be granted under the 2011 Share Incentive Plan.

The Group granted ordinary share options to certain personnel under the 2006 Share Incentive Plan during the years ended December 31, 2011 and 2010 with the exercise price determined at the closing price of the date of grant. These ordinary share options became exercisable over different vesting periods ranging from immediately vested on date of grant to four years with different vesting scale. The ordinary share options granted expire 10 years after the date of grant, except for options granted in the exchange program, described below, which have a range of 7.7 to 8.3 years’ life.

During the year ended December 31, 2009, the Board of Directors of the Company approved a proposal to allow for a one-time share option exchange program, designed to provide eligible employees an opportunity to exchange certain outstanding underwater share options for a lesser amount of new share options to be granted with lower exercise prices. Share options eligible for exchange were those that were granted on or prior to April 11, 2008 under the 2006 Share Incentive Plan. A total of approximately 5.4 million eligible share options were tendered by employees, representing 94% of the total share options eligible for exchange. The Group granted an aggregate of approximately 3.6 million new share options in exchange for the eligible share options surrendered. The exercise price of the new share options was $1.43, which was the closing price of the Company’s ordinary share on the grant date. No incremental share option expense was recognized for the exchange because the fair value of the new options, using Black-Scholes valuation model, was approximately equal to the fair value of the surrendered options they replaced. The significant assumptions used to determine the fair value of the new options includes expected dividend of nil, expected stock price volatility of 87.29%, risk-free interest rate of 2.11% and expected average life of 5.6 years.

During the year ended December 31, 2009, the Group settled bonus provision related to the year ended December 31, 2008 to employees with approximately 6.4 million restricted shares granted and vested on the same date in 2009. The total fair value of those restricted shares amounted to $6,914.

The Group has also granted restricted shares to certain personnel under the 2006 Share Incentive Plan during the years ended December 31, 2011, 2010 and 2009. These restricted shares have a vesting period ranging from immediately vested on date of grant to four years. The grant date fair value is determined with reference to the market closing price at date of grant.

The Group uses the Black-Scholes valuation model to determine the estimated fair value for each option grant issued, with highly subjective assumptions, changes in which could materially affect the estimated fair value. Expected volatility is based on the historical volatility of a peer group of publicly traded companies. Expected term is based upon the vesting term or the historical of expected term of publicly traded companies. The risk-free interest rate used for each period presented is based on the United States of America Treasury yield curve at the time of grant for the period equal to the expected term.

The fair value per option was estimated at the date of grant using the following weighted-average assumptions (excludes options granted in share option exchange program):

	December 31,
	2011	2010	2009
Expected dividend yield	—	—	—
Expected stock price volatility	81.87%	79.24%	74.60%
Risk-free interest rate	2.07%	1.78%	1.45%
Expected average life of options (years)	5.1	5.5	5.5

Share Options

A summary of share options activity under the 2006 Share Incentive Plan as of December 31, 2011, and changes during the years ended December 31, 2011, 2010 and 2009 are presented below:

	Number of Share Options	Weighted- Average Exercise Price per Share	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2009	22,270,246	$2.14
Granted	4,792,536	$1.07
Granted under option exchange program	3,612,327	$1.43
Exercised	—	$—
Forfeited	(2,809,419)	$1.93
Expired	(104,738)	$4.58
Cancelled under option exchange program	(5,418,554)	$4.39

Outstanding at December 31, 2009	22,342,398	$1.26
Granted	4,266,174	$1.17
Exercised	(804,285)	$1.17
Forfeited	(5,169,216)	$1.27
Expired	(181,578)	$4.48

Outstanding at December 31, 2010	20,453,493	$1.22
Granted	5,150,946	$2.52
Exercised	(3,835,596)	$1.03
Forfeited	(783,423)	$1.52
Expired	(68,958)	$4.40

Outstanding at December 31, 2011	20,916,462	$1.55	7.54	$35,367

Exercisable at December 31, 2011	11,007,541	$1.25	6.88	$22,290

A summary of share options vested and expected to vest under the 2006 Share Incentive Plan at December 31, 2011 are presented below:

	Vested
	Number of Share Options	Weighted- Average Exercise Price per Share	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Range of exercise prices per share ($1.01 - $5.06) (Note)	11,007,541	$1.25	6.88	$22,290

Note: 6,961,784 share options vested during the year ended December 31, 2011 of which 68,958 share options expired.

	Expected to Vest
	Number of Share Options	Weighted- Average Exercise Price per Share	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Range of exercise prices per share ($1.01 - $4.69)	9,908,921	$1.89	8.26	$13,077

The weighted-average fair value of share options granted (excludes options granted in the share option exchange program) during the years ended December 31, 2011, 2010 and 2009 were $1.67, $0.84 and $0.67, respectively. 3,835,596 and 804,285 share options were exercised and proceeds amounted to $3,950 and $938 were recognized during the years ended December 31, 2011 and 2010, respectively. The total intrinsic value of share options exercised for the years ended December 31, 2011 and 2010 were $8,348 and $767, respectively. No share options were exercised during the year ended December 31, 2009 and therefore no cash proceeds was recognized.

As of December 31, 2011, there was $9,183 unrecognized compensation costs related to unvested share options and the costs were expected to be recognized over a weighted-average period of 2.03 years.

Restricted Shares

A summary of the status of the 2006 Share Incentive Plan’s restricted shares as of December 31, 2011, and changes during the years ended December 31, 2011, 2010 and 2009 are presented below:

	Number of Restricted Shares	Weighted- Average Grant Date Fair Value
Unvested at January 1, 2009	7,538,076	$2.02
Granted	7,071,741	1.09
Vested	(10,825,445)	1.61
Forfeited	(538,341)	1.61

Unvested at December 31, 2009 and January 1, 2010	3,246,031	$1.41
Granted	1,463,151	1.38
Vested	(1,298,657)	1.67
Forfeited	(761,466)	1.27

Unvested at December 31, 2010 and January 1, 2011	2,649,059	$1.31
Granted	2,908,383	2.52
Vested	(1,252,223)	1.07
Forfeited	(302,716)	1.97

Unvested at December 31, 2011	4,002,503	$2.22

The total fair values at date of grant of the restricted shares vested during the years ended December 31, 2011, 2010 and 2009 were $1,339, $2,166 and $17,433, respectively.

As of December 31, 2011, there was $6,033 of unrecognized compensation costs related to restricted shares and the costs are expected to be recognized over a weighted-average period of 2.12 years.

The impact of share options and restricted shares for the years ended December 31, 2011, 2010 and 2009 recognized in the consolidated financial statements were as follows:

	Year Ended December 31,
	2011	2010	2009
Share options	$5,570	$4,439	$5,169
Restricted shares	3,054	1,606	6,638

Total share-based compensation expenses	$8,624	$6,045	$11,807
Less: share-based compensation expenses capitalized in construction in progress	—	(2)	(422)

Share-based compensation recognized in general and administrative expenses	$8,624	$6,043	$11,385